Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share

17. Loss Per Share

The table below summarizes the Company’s basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Three Months Ended
	March 31,
	2022	2021
Net loss	$(22,060)	$(9,688)

Weighted average shares outstanding
Basic	81,201,453	59,901,306
Diluted	81,201,453	59,901,306

Basic loss per common share	$(0.27)	$(0.16)
Diluted loss per common share	$(0.27)	$(0.16)

Basic and diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common shares outstanding during the period.

Due to the Company’s net loss during the three months ended March 31, 2022 and 2021, there was no dilutive effect of common stock equivalents because the effects of such would have been anti-dilutive. The following table summarizes the shares excluded from the weighted average number of shares of common stock outstanding, as the impact would be anti-dilutive (in thousands):

	March 31,
	2022	2021
Warrants	94,259	37,500
Restricted stock units	1,152	149
Total	95,411	37,649

18. Loss Per Share

The table below summarizes the Company’s basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Years Ended December 31,
	2021	2020
Net loss	$(88,564)	$(136,392)

Weighted average shares outstanding
Basic	60,101,499	34,833,211
Diluted	60,101,499	34,833,211

Basic loss per common share	$(1.47)	$(3.92)
Diluted loss per common share	$(1.47)	$(3.92)

Basic and diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common shares outstanding during the period. Loss per share amounts in the 2020 period exclude the common share effects from certain of Seller’s debt instruments, which are reflected in the 2021 period.

Due to the Company’s net loss during the years ended December 31, 2021 and 2020, there was no dilutive effect of common stock equivalents because the effects of such would have been anti-dilutive. The following table summarizes the shares excluded from the weighted average number of common shares outstanding, as the impact would be anti-dilutive (in thousands):

	December 31,
	2021	2020
Warrants	47,442	37,500
Restricted stock units	2,211	149
Total	49,653	37,649

Refer to Note 25 - Subsequent Events for information regarding equity financings that occurred subsequent to December 31, 2021 that would have had a material impact on the number of potential common shares outstanding at the end of the year if the transactions had occurred as of or prior to December 31, 2021.